Shareholders' Equity - Summary of Share Capital - Par Value (Detail) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Issued capital	€ 265	€ 319
Weighted average shares	1,879,000	2,010,000
Common shares [member]
Disclosure of classes of share capital [Line Items]
Issued capital	€ 218	€ 253
Authorized share capital	€ 480	€ 720
Number of authorized shares	4,000,000	6,000,000
Par value in cents per share	€ 12	€ 12
Beginning balance	2,109,430	2,106,313
Shares withdrawn	(294,703)	(10,665)
Dividend		13,782
Ending balance	1,814,727	2,109,430
Beginning balance	€ 253	€ 253
Shares withdrawn	€ (35)	(1)
Dividend		€ 2
Weighted average shares	2,067,119	2,107,315
Ending balance	€ 218	€ 253
Common share B [member]
Disclosure of classes of share capital [Line Items]
Issued capital	47	66
Authorized share capital	€ 240	€ 360
Number of authorized shares	2,000,000	3,000,000
Par value in cents per share	€ 12	€ 12
Beginning balance	546,196	568,839
Shares withdrawn	(156,437)	(22,643)
Ending balance	389,759	546,196
Beginning balance	€ 66	€ 68
Shares withdrawn	€ (19)	€ (3)
Weighted average shares	523,149	559,906
Ending balance	€ 47	€ 66